Document and Entity Information	Sep. 23, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 23, 2019
Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 23, 2019
Document Effective Date	Sep. 23, 2019
Prospectus Date	Feb. 28, 2019
MainStay Income Builder Fund | Class R6
Prospectus:
Trading Symbol	MTODX
MainStay Income Builder Fund | Class R3
Prospectus:
Trading Symbol	MTXVX
MainStay Income Builder Fund | Class R2
Prospectus:
Trading Symbol	MTXRX
MainStay Income Builder Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MTINX
MainStay Income Builder Fund | Class I
Prospectus:
Trading Symbol	MTOIX
MainStay Income Builder Fund | Class C
Prospectus:
Trading Symbol	MCTRX
MainStay Income Builder Fund | Class B
Prospectus:
Trading Symbol	MKTRX
MainStay Income Builder Fund | Class A
Prospectus:
Trading Symbol	MTRAX